Schedule of Investments (unaudited) June 30, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
Arconic Inc.(a)	2,880,822	$74,382,824
Boeing Co. (The)	3,775,991	1,374,498,484
General Dynamics Corp.	1,957,861	355,978,287
Huntington Ingalls Industries Inc.	299,983	67,418,180
L3Harris Technologies Inc.	1,596,374	301,922,215
Lockheed Martin Corp.	1,775,300	645,392,562
Northrop Grumman Corp.	1,226,448	396,277,613
Raytheon Co.	2,008,181	349,182,512
Textron Inc.(a)	1,659,586	88,024,442
TransDigm Group Inc.(b)	353,583	171,063,455
United Technologies Corp.	5,857,937	762,703,397

		4,586,843,971

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	999,926	84,343,758
Expeditors International of Washington Inc.	1,238,329	93,939,638
FedEx Corp.	1,727,990	283,718,678
United Parcel Service Inc., Class B	5,037,722	520,245,551

		982,247,625

Airlines — 0.4%
Alaska Air Group Inc.	890,083	56,885,204
American Airlines Group Inc.	2,833,814	92,410,675
Delta Air Lines Inc.	4,302,369	244,159,441
Southwest Airlines Co.	3,518,294	178,658,969
United Continental Holdings Inc.(b)	1,589,520	139,162,476

		711,276,765

Auto Components — 0.1%
Aptiv PLC	1,842,979	148,967,992
BorgWarner Inc.	1,492,510	62,655,570

		211,623,562

Automobiles — 0.4%
Ford Motor Co.	28,300,733	289,516,499
General Motors Co.	9,526,596	367,059,744
Harley-Davidson Inc.	1,161,962	41,633,098

		698,209,341

Banks — 5.5%
Bank of America Corp.	63,840,729	1,851,381,141
BB&T Corp.	5,536,829	272,024,409
Citigroup Inc.	16,692,002	1,168,940,900
Citizens Financial Group Inc.	3,345,344	118,291,364
Comerica Inc.	1,105,232	80,284,052
Fifth Third Bancorp.	5,230,304	145,925,482
First Republic Bank/CA(a)	1,189,371	116,142,078
Huntington Bancshares Inc./OH	7,607,458	105,135,069
JPMorgan Chase & Co.	23,409,954	2,617,232,857
KeyCorp	7,181,094	127,464,418
M&T Bank Corp.	983,942	167,339,016
People’s United Financial Inc.	2,831,948	47,520,087
PNC Financial Services Group Inc. (The)	3,249,129	446,040,429
Regions Financial Corp.	7,378,288	110,231,623
SunTrust Banks Inc.	3,216,035	202,127,800
SVB Financial Group(a)(b)	377,891	84,870,540
U.S. Bancorp.	10,793,042	565,555,401
Wells Fargo & Co.	29,212,287	1,382,325,421
Zions Bancorp. N.A.	1,292,955	59,450,071

		9,668,282,158

Beverages — 1.9%
Brown-Forman Corp., Class B, NVS	1,176,075	65,189,837

Security	Shares	Value

Beverages (continued)
Coca-Cola Co. (The)	27,728,941	$1,411,957,676
Constellation Brands Inc., Class A	1,208,305	237,963,587
Molson Coors Brewing Co., Class B	1,376,806	77,101,136
Monster Beverage Corp.(a)(b)	2,820,605	180,039,217
PepsiCo Inc.	10,119,343	1,326,949,447

		3,299,200,900

Biotechnology — 2.2%
AbbVie Inc.	10,669,147	775,860,370
Alexion Pharmaceuticals Inc.(a)(b)	1,619,507	212,123,027
Amgen Inc.	4,401,914	811,184,712
Biogen Inc.(a)(b)	1,397,639	326,865,833
Celgene Corp.(a)(b)	5,087,216	470,262,247
Gilead Sciences Inc.	9,182,778	620,388,482
Incyte Corp.(a)(b)	1,268,246	107,750,180
Regeneron Pharmaceuticals Inc.(a)(b)	569,665	178,305,145
Vertex Pharmaceuticals Inc.(b)	1,849,870	339,229,160

		3,841,969,156

Building Products — 0.3%
Allegion PLC	687,264	75,977,035
AO Smith Corp.	995,869	46,965,182
Fortune Brands Home & Security Inc.	1,007,979	57,585,840
Johnson Controls International PLC	5,732,326	236,802,387
Masco Corp.	2,079,497	81,599,463

		498,929,907

Capital Markets — 2.7%
Affiliated Managers Group Inc.	360,286	33,196,752
Ameriprise Financial Inc.	966,617	140,314,124
Bank of New York Mellon Corp. (The)	6,361,944	280,879,828
BlackRock Inc.(c)	857,826	402,577,742
Cboe Global Markets Inc.	811,661	84,112,429
Charles Schwab Corp. (The)	8,591,698	345,300,343
CME Group Inc.	2,582,065	501,204,637
E*TRADE Financial Corp.	1,739,566	77,584,644
Franklin Resources Inc.	2,077,628	72,301,454
Goldman Sachs Group Inc. (The)	2,454,069	502,102,517
Intercontinental Exchange Inc.	4,062,442	349,126,265
Invesco Ltd.	2,868,574	58,691,024
MarketAxess Holdings Inc.	271,515	87,270,351
Moody’s Corp.	1,183,949	231,237,079
Morgan Stanley	9,219,954	403,926,185
MSCI Inc.	616,671	147,254,868
Nasdaq Inc.	835,504	80,350,420
Northern Trust Corp.	1,581,484	142,333,560
Raymond James Financial Inc.	919,914	77,778,729
S&P Global Inc.	1,774,707	404,260,508
State Street Corp.	2,686,256	150,591,511
T Rowe Price Group Inc.	1,707,609	187,341,783

		4,759,736,753

Chemicals — 2.0%
Air Products & Chemicals Inc.	1,590,171	359,967,009
Albemarle Corp.	758,512	53,406,830
Celanese Corp.	908,304	97,915,171
CF Industries Holdings Inc.	1,561,602	72,942,429
Corteva Inc.(b)	5,408,082	159,916,985
Dow Inc.(b)	5,374,860	265,034,347
DuPont de Nemours Inc.	5,387,826	404,464,098
Eastman Chemical Co.	986,610	76,787,856
Ecolab Inc.	1,831,861	361,682,636
FMC Corp.	931,978	77,307,575

1

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
International Flavors & Fragrances Inc.	722,605	$104,842,760
Linde PLC	3,919,914	787,118,731
LyondellBasell Industries NV, Class A	2,177,286	187,529,643
Mosaic Co. (The)	2,551,367	63,860,716
PPG Industries Inc.	1,701,317	198,560,707
Sherwin-Williams Co. (The)	586,167	268,634,475

		3,539,971,968

Commercial Services & Supplies — 0.4%
Cintas Corp.	611,504	145,103,784
Copart Inc.(a)(b)	1,462,818	109,331,017
Republic Services Inc.	1,558,758	135,050,793
Rollins Inc.	1,095,589	39,298,778
Waste Management Inc.	2,821,929	325,565,949

		754,350,321

Communications Equipment — 1.2%
Arista Networks Inc.(a)(b)	384,040	99,704,465
Cisco Systems Inc.	30,884,675	1,690,318,263
F5 Networks Inc.(a)(b)	429,037	62,480,658
Juniper Networks Inc.	2,423,408	64,535,355
Motorola Solutions Inc.	1,193,259	198,952,073

		2,115,990,814

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.	807,961	68,183,829
Quanta Services Inc.(a)	1,048,882	40,056,803

		108,240,632

Construction Materials — 0.1%
Martin Marietta Materials Inc.	450,645	103,697,921
Vulcan Materials Co.	956,773	131,374,501

		235,072,422

Consumer Finance — 0.7%
American Express Co.	4,945,255	610,442,277
Capital One Financial Corp.	3,391,443	307,739,538
Discover Financial Services	2,338,022	181,407,127
Synchrony Financial	4,580,080	158,791,374

		1,258,380,316

Containers & Packaging — 0.4%
Amcor PLC(b)	11,696,761	134,395,784
Avery Dennison Corp.	606,223	70,127,877
Ball Corp.	2,423,925	169,650,511
International Paper Co.	2,864,836	124,104,695
Packaging Corp. of America	694,869	66,234,913
Sealed Air Corp.	1,097,923	46,969,146
Westrock Co.	1,885,252	68,755,140

		680,238,066

Distributors — 0.1%
Genuine Parts Co.	1,052,912	109,060,625
LKQ Corp.(a)(b)	2,282,290	60,731,737

		169,792,362

Diversified Consumer Services — 0.0%
H&R Block Inc.	1,457,363	42,700,736

Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B(a)(b)	13,984,052	2,980,980,365
Jefferies Financial Group Inc.	1,820,876	35,015,445

		3,015,995,810

Diversified Telecommunication Services — 2.0%
AT&T Inc.	52,688,140	1,765,579,571
CenturyLink Inc.	6,949,098	81,721,393

Security	Shares	Value

Diversified Telecommunication Services (continued)
Verizon Communications Inc.	29,837,325	$1,704,606,377

		3,551,907,341

Electric Utilities — 2.0%
Alliant Energy Corp.	1,703,421	83,603,903
American Electric Power Co. Inc.	3,573,617	314,514,032
Duke Energy Corp.	5,251,392	463,382,830
Edison International	2,345,243	158,092,831
Entergy Corp.	1,367,225	140,728,469
Evergy Inc.	1,753,416	105,467,972
Eversource Energy	2,318,781	175,670,849
Exelon Corp.	7,012,328	336,171,004
FirstEnergy Corp.	3,673,777	157,274,393
NextEra Energy Inc.	3,458,715	708,552,355
Pinnacle West Capital Corp.	813,442	76,536,758
PPL Corp.	5,203,582	161,363,078
Southern Co. (The)	7,517,039	415,541,916
Xcel Energy Inc.	3,711,537	220,799,336

		3,517,699,726

Electrical Equipment — 0.5%
AMETEK Inc.	1,640,356	149,009,939
Eaton Corp. PLC	3,058,974	254,751,355
Emerson Electric Co.	4,438,982	296,168,879
Rockwell Automation Inc.	849,898	139,238,789

		839,168,962

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	2,157,464	206,987,096
Corning Inc.	5,623,477	186,868,141
FLIR Systems Inc.	989,314	53,521,887
IPG Photonics Corp.(a)(b)	265,622	40,972,194
Keysight Technologies Inc.(a)(b)	1,355,132	121,704,405
TE Connectivity Ltd.	2,431,530	232,891,943

		842,945,666

Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	3,763,696	92,699,833
Halliburton Co.	6,311,820	143,530,787
Helmerich & Payne Inc.	789,998	39,989,699
National Oilwell Varco Inc.	2,842,530	63,189,442
Schlumberger Ltd.	10,013,360	397,930,926
TechnipFMC PLC	2,974,413	77,156,273

		814,496,960

Entertainment — 2.0%
Activision Blizzard Inc.	5,552,475	262,076,820
Electronic Arts Inc.(a)(b)	2,128,411	215,522,898
Netflix Inc.(a)(b)	3,156,166	1,159,322,895
Take-Two Interactive Software Inc.(a)(b)	799,403	90,756,222
Viacom Inc., Class B, NVS	2,579,318	77,044,229
Walt Disney Co. (The)	12,603,267	1,759,920,204

		3,564,643,268

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities Inc.	812,254	114,600,917
American Tower Corp.	3,189,668	652,127,623
Apartment Investment & Management Co., Class A	1,058,058	53,029,867
AvalonBay Communities Inc.	1,008,081	204,821,898
Boston Properties Inc.	1,105,174	142,567,446
Crown Castle International Corp.	3,008,120	392,108,442
Digital Realty Trust Inc.	1,499,328	176,605,845
Duke Realty Corp.	2,618,689	82,776,759

2

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equinix Inc.	607,005	$306,106,551
Equity Residential	2,670,380	202,735,250
Essex Property Trust Inc.	477,107	139,281,846
Extra Space Storage Inc.	931,231	98,803,609
Federal Realty Investment Trust	542,859	69,898,525
HCP Inc.	3,468,858	110,934,079
Host Hotels & Resorts Inc.	5,410,371	98,576,960
Iron Mountain Inc.	2,102,791	65,817,358
Kimco Realty Corp.	3,085,283	57,016,030
Macerich Co. (The)	785,869	26,318,753
Mid-America Apartment Communities Inc.	823,147	96,933,791
Prologis Inc.	4,555,670	364,909,167
Public Storage	1,082,912	257,917,151
Realty Income Corp.	2,273,493	156,802,812
Regency Centers Corp.	1,212,112	80,896,355
SBA Communications Corp.(b)	820,734	184,533,832
Simon Property Group Inc.	2,231,600	356,520,416
SL Green Realty Corp.	623,688	50,125,804
UDR Inc.	2,022,455	90,788,005
Ventas Inc.	2,667,735	182,339,687
Vornado Realty Trust	1,235,230	79,178,243
Welltower Inc.	2,917,743	237,883,587
Weyerhaeuser Co.	5,411,193	142,530,824

		5,275,487,432

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	3,176,728	839,482,141
Kroger Co. (The)	5,850,310	127,010,230
Sysco Corp.	3,427,643	242,402,913
Walgreens Boots Alliance Inc.	5,601,788	306,249,750
Walmart Inc.	10,102,268	1,116,199,592

		2,631,344,626

Food Products — 1.1%
Archer-Daniels-Midland Co.	4,007,767	163,516,894
Campbell Soup Co.	1,395,065	55,900,254
Conagra Brands Inc.	3,532,463	93,680,919
General Mills Inc.	4,340,836	227,980,707
Hershey Co. (The)	1,006,301	134,874,523
Hormel Foods Corp.	1,976,438	80,124,796
JM Smucker Co. (The)	818,330	94,263,433
Kellogg Co.	1,779,456	95,325,458
Kraft Heinz Co. (The)	4,504,641	139,824,057
Lamb Weston Holdings Inc.	1,074,242	68,063,973
McCormick & Co. Inc./MD, NVS	873,743	135,438,902
Mondelez International Inc., Class A	10,394,852	560,282,523
Tyson Foods Inc., Class A	2,107,402	170,151,637

		2,019,428,076

Gas Utilities — 0.0%
Atmos Energy Corp.	852,683	90,009,218

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	12,733,850	1,070,916,785
ABIOMED Inc.(a)(b)	319,600	83,252,604
Align Technology Inc.(a)(b)	525,689	143,881,079
Baxter International Inc.	3,420,240	280,117,656
Becton Dickinson and Co.	1,947,811	490,867,850
Boston Scientific Corp.(a)(b)	10,029,252	431,057,251
Cooper Companies Inc. (The)(a)	360,327	121,390,563
Danaher Corp.	4,546,085	649,726,468
DENTSPLY SIRONA Inc.	1,685,193	98,347,864

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(a)(b)	1,505,652	$278,154,151
Hologic Inc.(a)(b)	1,932,683	92,807,438
IDEXX Laboratories Inc.(a)(b)	624,803	172,027,010
Intuitive Surgical Inc.(a)(b)	833,585	437,257,012
Medtronic PLC	9,676,400	942,384,596
ResMed Inc.	1,034,277	126,212,822
Stryker Corp.	2,236,329	459,744,516
Teleflex Inc.(a)	334,194	110,668,343
Varian Medical Systems Inc.(a)(b)	655,031	89,169,370
Zimmer Biomet Holdings Inc.	1,479,910	174,244,603

		6,252,227,981

Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	1,121,581	95,625,996
Anthem Inc.	1,857,476	524,198,302
Cardinal Health Inc.	2,115,019	99,617,395
Centene Corp.(a)(b)	2,979,943	156,268,211
Cigna Corp.(a)(b)	2,744,172	432,344,299
CVS Health Corp.	9,382,031	511,226,869
DaVita Inc.(a)(b)	912,431	51,333,368
HCA Healthcare Inc.	1,927,649	260,560,315
Henry Schein Inc.(a)(b)	1,076,544	75,250,426
Humana Inc.	975,261	258,736,743
Laboratory Corp. of America Holdings(a)(b)	714,720	123,575,088
McKesson Corp.	1,369,847	184,093,738
Quest Diagnostics Inc.	970,451	98,801,616
UnitedHealth Group Inc.	6,860,854	1,674,116,985
Universal Health Services Inc., Class B(a)	588,558	76,742,078
WellCare Health Plans Inc.(b)	363,361	103,583,320

		4,726,074,749

Health Care Technology — 0.1%
Cerner Corp.	2,353,158	172,486,481

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	2,890,111	134,534,667
Chipotle Mexican Grill Inc.(a)(b)	175,997	128,984,681
Darden Restaurants Inc.	894,746	108,917,431
Hilton Worldwide Holdings Inc.	2,093,936	204,661,305
Marriott International Inc./MD, Class A	1,991,810	279,431,025
McDonald’s Corp.	5,514,492	1,145,139,409
MGM Resorts International	3,680,954	105,164,856
Norwegian Cruise Line Holdings Ltd.(b)	1,534,556	82,298,238
Royal Caribbean Cruises Ltd.	1,240,221	150,327,187
Starbucks Corp.	8,747,287	733,285,069
Wynn Resorts Ltd.	697,506	86,483,769
Yum! Brands Inc.	2,212,417	244,848,189

		3,404,075,826

Household Durables — 0.3%
DR Horton Inc.	2,479,526	106,941,956
Garmin Ltd.	884,281	70,565,624
Leggett & Platt Inc.	979,616	37,587,866
Lennar Corp., Class A	2,086,156	101,095,120
Mohawk Industries Inc.(a)(b)	442,058	65,190,293
Newell Brands Inc.	2,878,467	44,385,961
PulteGroup Inc.	1,836,174	58,059,822
Whirlpool Corp.	454,447	64,695,075

		548,521,717

Household Products — 1.7%
Church & Dwight Co. Inc.	1,778,373	129,927,931
Clorox Co. (The)	915,127	140,115,095

3

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Colgate-Palmolive Co.	6,181,561	$443,032,477
Kimberly-Clark Corp.	2,480,328	330,578,116
Procter & Gamble Co. (The)	18,110,021	1,985,763,803

		3,029,417,422

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	4,697,455	78,729,346
NRG Energy Inc.	1,929,386	67,760,036

		146,489,382

Industrial Conglomerates — 1.5%
3M Co.	4,163,143	721,639,208
General Electric Co.	62,981,725	661,308,112
Honeywell International Inc.	5,252,571	917,046,371
Roper Technologies Inc.	748,539	274,159,894

		2,574,153,585

Insurance — 2.5%
Aflac Inc.	5,373,566	294,525,151
Allstate Corp. (The)	2,400,138	244,070,033
American International Group Inc.	6,281,457	334,676,029
Aon PLC	1,737,034	335,212,821
Arthur J Gallagher & Co.	1,348,562	118,120,546
Assurant Inc.	429,020	45,639,148
Chubb Ltd.	3,308,424	487,297,771
Cincinnati Financial Corp.	1,102,203	114,265,385
Everest Re Group Ltd.	294,307	72,746,804
Hartford Financial Services Group Inc. (The)	2,626,798	146,365,185
Lincoln National Corp.	1,447,232	93,274,102
Loews Corp.(a)	1,926,692	105,332,252
Marsh & McLennan Companies Inc.	3,693,012	368,377,947
MetLife Inc.	6,841,094	339,797,139
Principal Financial Group Inc.	1,885,303	109,196,750
Progressive Corp. (The)	4,217,535	337,107,573
Prudential Financial Inc.	2,916,380	294,554,380
Torchmark Corp.	720,835	64,485,899
Travelers Companies Inc. (The)	1,880,161	281,121,673
Unum Group	1,495,964	50,189,592
Willis Towers Watson PLC	931,619	178,442,303

		4,414,798,483

Interactive Media & Services — 4.7%
Alphabet Inc., Class A(a)(b)	2,160,853	2,339,771,628
Alphabet Inc., Class C, NVS(a)(b)	2,212,665	2,391,691,725
Facebook Inc., Class A(a)(b)	17,337,823	3,346,199,839
TripAdvisor Inc.(a)(b)	756,021	34,996,212
Twitter Inc.(a)(b)	5,256,905	183,465,985

		8,296,125,389

Internet & Direct Marketing Retail — 3.7%
Amazon.com Inc.(a)(b)	2,984,420	5,651,387,244
Booking Holdings Inc.(a)(b)	312,360	585,584,416
eBay Inc.	5,916,410	233,698,195
Expedia Group Inc.	854,700	113,700,741

		6,584,370,596

IT Services — 5.3%
Accenture PLC, Class A	4,606,622	851,165,547
Akamai Technologies Inc.(a)(b)	1,180,539	94,608,395
Alliance Data Systems Corp.	323,982	45,399,598
Automatic Data Processing Inc.	3,144,610	519,898,371
Broadridge Financial Solutions Inc.	841,685	107,466,341
Cognizant Technology Solutions Corp., Class A	4,108,171	260,416,960
DXC Technology Co.	1,905,098	105,066,155

Security	Shares	Value

IT Services (continued)
Fidelity National Information Services Inc.	2,340,646	$287,150,451
Fiserv Inc.(a)(b)	2,833,989	258,346,437
FleetCor Technologies Inc.(a)(b)	624,290	175,331,846
Gartner Inc.(a)(b)	653,281	105,139,044
Global Payments Inc.(a)	1,131,058	181,116,318
International Business Machines Corp.	6,395,899	881,994,472
Jack Henry & Associates Inc.	560,710	75,090,283
Mastercard Inc., Class A	6,490,584	1,716,954,186
Paychex Inc.	2,312,780	190,318,666
PayPal Holdings Inc.(a)(b)	8,485,430	971,242,318
Total System Services Inc.	1,175,364	150,763,940
VeriSign Inc.(b)	749,816	156,831,515
Visa Inc., Class A(a)	12,548,828	2,177,849,099
Western Union Co. (The)	3,025,530	60,177,792

		9,372,327,734

Leisure Products — 0.0%
Hasbro Inc.	820,655	86,726,820

Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	2,258,817	168,665,865
Illumina Inc.(a)(b)	1,064,031	391,723,013
IQVIA Holdings Inc.(a)(b)	1,144,404	184,134,604
Mettler-Toledo International Inc.(a)(b)	178,689	150,098,760
PerkinElmer Inc.(a)	809,430	77,980,486
Thermo Fisher Scientific Inc.(a)	2,887,054	847,870,019
Waters Corp.(a)(b)	498,808	107,363,434

		1,927,836,181

Machinery — 1.6%
Caterpillar Inc.	4,129,801	562,850,578
Cummins Inc.	1,051,375	180,142,593
Deere & Co.	2,281,657	378,093,381
Dover Corp.	1,060,030	106,215,006
Flowserve Corp.	945,129	49,798,847
Fortive Corp.(a)	2,125,840	173,298,477
Illinois Tool Works Inc.	2,160,486	325,822,894
Ingersoll-Rand PLC	1,734,235	219,675,547
PACCAR Inc.	2,517,912	180,433,574
Parker-Hannifin Corp.	923,706	157,039,257
Pentair PLC	1,151,128	42,821,962
Snap-on Inc.	406,686	67,363,469
Stanley Black & Decker Inc.	1,092,536	157,991,631
Wabtec Corp.(a)	1,168,142	83,825,870
Xylem Inc./NY	1,278,855	106,963,432

		2,792,336,518

Media — 1.4%
CBS Corp., Class B, NVS	2,543,772	126,934,223
Charter Communications Inc., Class A(a)(b)	1,242,215	490,898,524
Comcast Corp., Class A	32,697,274	1,382,440,745
Discovery Inc., Class A(a)(b)	1,181,603	36,275,212
Discovery Inc., Class C, NVS(a)(b)	2,636,856	75,018,553
DISH Network Corp., Class A(b)	1,698,121	65,224,828
Fox Corp., Class A(b)	2,550,098	93,435,591
Fox Corp., Class B(b)	1,124,704	41,085,437
Interpublic Group of Companies Inc. (The)	2,727,495	61,614,112
News Corp., Class A, NVS	2,859,407	38,573,400
News Corp., Class B	778,803	10,872,090
Omnicom Group Inc.	1,584,375	129,839,531

		2,552,212,246

4

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.3%
Freeport-McMoRan Inc.	10,336,487	$120,006,614
Newmont Goldcorp Corp.	5,929,260	228,098,632
Nucor Corp.	2,172,966	119,730,427

		467,835,673

Multi-Utilities — 1.1%
Ameren Corp.	1,774,260	133,264,669
CenterPoint Energy Inc.	3,639,377	104,195,363
CMS Energy Corp.	2,020,930	117,032,056
Consolidated Edison Inc.	2,355,570	206,536,378
Dominion Energy Inc.	5,787,076	447,456,716
DTE Energy Co.	1,323,347	169,229,614
NiSource Inc.	2,686,707	77,377,162
Public Service Enterprise Group Inc.	3,622,005	213,046,334
Sempra Energy	1,981,799	272,378,455
WEC Energy Group Inc.	2,281,193	190,183,060

		1,930,699,807

Multiline Retail — 0.5%
Dollar General Corp.	1,865,471	252,137,060
Dollar Tree Inc.(b)	1,701,529	182,727,199
Kohl’s Corp.	1,154,185	54,881,497
Macy’s Inc.	2,215,435	47,543,235
Nordstrom Inc.	718,668	22,896,763
Target Corp.	3,699,981	320,455,354

		880,641,108

Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	3,626,138	255,860,297
Apache Corp.	2,701,752	78,269,755
Cabot Oil & Gas Corp.	3,086,746	70,871,688
Chevron Corp.	13,752,386	1,711,346,914
Cimarex Energy Co.	731,900	43,423,627
Concho Resources Inc.(a)	1,452,568	149,875,966
ConocoPhillips	8,135,453	496,262,633
Devon Energy Corp.	2,994,997	85,417,315
Diamondback Energy Inc.	1,102,422	120,130,925
EOG Resources Inc.	4,191,003	390,433,840
Exxon Mobil Corp.	30,533,461	2,339,779,116
Hess Corp.	1,839,446	116,933,582
HollyFrontier Corp.	1,131,335	52,358,184
Kinder Morgan Inc./DE	14,060,091	293,574,700
Marathon Oil Corp.	5,979,260	84,965,285
Marathon Petroleum Corp.	4,773,823	266,761,229
Noble Energy Inc.	3,419,797	76,603,453
Occidental Petroleum Corp.	5,398,096	271,416,267
ONEOK Inc.	2,980,821	205,110,293
Phillips 66	3,001,298	280,741,415
Pioneer Natural Resources Co.	1,221,286	187,907,064
Valero Energy Corp.	3,008,155	257,528,150
Williams Companies Inc. (The)	8,743,350	245,163,534

		8,080,735,232

Personal Products — 0.2%
Coty Inc., Class A(a)	2,165,049	29,011,656
Estee Lauder Companies Inc. (The), Class A	1,583,653	289,982,701

		318,994,357

Pharmaceuticals — 4.6%
Allergan PLC	2,220,930	371,850,310
Bristol-Myers Squibb Co.	11,813,146	535,726,171
Eli Lilly & Co.	6,239,988	691,328,271
Johnson & Johnson	19,160,065	2,668,613,853
Merck & Co. Inc.	18,587,313	1,558,546,195

Security	Shares	Value

Pharmaceuticals (continued)
Mylan NV(a)(b)	3,649,753	$69,491,297
Nektar Therapeutics(a)(b)	1,254,387	44,631,089
Perrigo Co. PLC	907,577	43,218,817
Pfizer Inc.	40,054,647	1,735,167,308
Zoetis Inc.	3,459,342	392,600,724

		8,111,174,035

Professional Services — 0.3%
Equifax Inc.	862,280	116,614,747
IHS Markit Ltd.(a)(b)	2,624,829	167,254,104
Nielsen Holdings PLC	2,565,046	57,970,040
Robert Half International Inc.	855,010	48,744,120
Verisk Analytics Inc.(a)	1,189,568	174,224,129

		564,807,140

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	2,263,579	116,121,603

Road & Rail — 1.0%
CSX Corp.	5,550,164	429,416,189
JB Hunt Transport Services Inc.	627,743	57,381,987
Kansas City Southern	712,020	86,738,276
Norfolk Southern Corp.	1,918,905	382,495,334
Union Pacific Corp.	5,108,628	863,920,081

		1,819,951,867

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices Inc.(a)(b)	6,419,983	194,974,884
Analog Devices Inc.	2,670,350	301,402,405
Applied Materials Inc.	6,746,822	302,999,776
Broadcom Inc.	2,858,611	822,879,762
Intel Corp.	32,298,322	1,546,120,674
KLA-Tencor Corp.	1,161,999	137,348,282
Lam Research Corp.	1,079,591	202,790,373
Maxim Integrated Products Inc.	1,986,340	118,822,859
Microchip Technology Inc.	1,731,540	150,124,518
Micron Technology Inc.(b)	7,988,086	308,260,239
NVIDIA Corp.	4,398,220	722,319,671
Qorvo Inc.(a)(b)	837,523	55,787,407
QUALCOMM Inc.	8,779,649	667,867,899
Skyworks Solutions Inc.	1,230,378	95,071,308
Texas Instruments Inc.	6,770,481	776,980,400
Xilinx Inc.	1,843,296	217,361,464

		6,621,111,921

Software — 6.8%
Adobe Inc.(a)(b)	3,521,940	1,037,739,621
ANSYS Inc.(a)(b)	604,186	123,749,377
Autodesk Inc.(a)(b)	1,586,260	258,401,754
Cadence Design Systems Inc.(a)(b)	2,043,845	144,724,664
Citrix Systems Inc.	915,105	89,808,405
Fortinet Inc.(b)	1,044,872	80,277,516
Intuit Inc.	1,872,364	489,304,884
Microsoft Corp.	55,298,330	7,407,764,287
Oracle Corp.	17,524,204	998,353,902
Red Hat Inc.(a)(b)	1,280,588	240,443,203
salesforce.com Inc.(a)(b)	5,608,214	850,934,310
Symantec Corp.	4,435,648	96,519,700
Synopsys Inc.(a)(b)	1,091,518	140,467,451

		11,958,489,074

Specialty Retail — 2.3%
Advance Auto Parts Inc.(a)	517,344	79,743,404
AutoZone Inc.(a)(b)	177,018	194,625,980

5

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Best Buy Co. Inc.	1,673,415	$116,687,228
CarMax Inc.(a)(b)	1,190,614	103,381,014
Foot Locker Inc.	836,110	35,049,731
Gap Inc. (The)	1,448,542	26,030,300
Home Depot Inc. (The)	7,943,416	1,651,992,226
L Brands Inc.	1,650,132	43,068,445
Lowe’s Companies Inc.	5,654,161	570,561,386
O’Reilly Automotive Inc.(a)(b)	561,131	207,236,901
Ross Stores Inc.	2,647,134	262,383,922
Tiffany & Co.	763,612	71,504,628
TJX Companies Inc. (The)	8,757,837	463,114,421
Tractor Supply Co.	881,823	95,942,342
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	399,321	138,520,462

		4,059,842,390

Technology Hardware, Storage & Peripherals — 3.9%
Apple Inc.	31,543,231	6,243,036,279
Hewlett Packard Enterprise Co.	9,631,485	143,990,701
HP Inc.	10,878,376	226,161,437
NetApp Inc.	1,775,878	109,571,673
Seagate Technology PLC	1,819,345	85,727,536
Western Digital Corp.	2,144,092	101,951,575
Xerox Corp.	1,370,483	48,528,803

		6,958,968,004

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)(b)	1,050,013	36,414,451
Hanesbrands Inc.	2,550,790	43,924,604
NIKE Inc., Class B	9,076,265	761,952,447
PVH Corp.(a)	526,801	49,856,447
Ralph Lauren Corp.	362,645	41,192,845
Tapestry Inc.	2,108,223	66,893,916
Under Armour Inc., Class A(a)(b)	1,395,618	35,378,916
Under Armour Inc., Class C, NVS(a)(b)	1,444,829	32,075,204
VF Corp.	2,352,113	205,457,070

		1,273,145,900

Tobacco — 0.9%
Altria Group Inc.	13,511,614	639,774,923

Security	Shares	Value

Tobacco (continued)
Philip Morris International Inc.	11,235,873	$882,353,107

		1,522,128,030

Trading Companies & Distributors — 0.2%
Fastenal Co.	4,146,613	135,138,118
United Rentals Inc.(a)(b)	564,670	74,892,182
WW Grainger Inc.	326,672	87,623,230

		297,653,530

Water Utilities — 0.1%
American Water Works Co. Inc.	1,292,956	149,982,896

Total Common Stocks — 99.9% (Cost: $154,815,753,921)		176,338,648,537

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	1,594,947,677	1,595,745,151
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	182,058,834	182,058,834

		1,777,803,985

Total Short-Term Investments — 1.0% (Cost: $1,777,343,569)		1,777,803,985

Total Investments in Securities — 100.9% (Cost: $156,593,097,490)		178,116,452,522

Other Assets, Less Liabilities — (0.9)%		(1,559,113,538)

Net Assets — 100.0%		$176,557,338,984

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	812,588,318	782,359,359	(a)	—		1,594,947,677	$1,595,745,151	$1,168,955	(b)	$(14,407)	$151,569
BlackRock Cash Funds: Treasury, SL Agency Shares	256,687,240	—		(74,628,406	)(a)	182,058,834	182,058,834	2,916,180		—	—
BlackRock Inc.	872,393	50,690		(65,257)		857,826	402,577,742	2,965,380		3,009,352	34,212,337

							$2,180,381,727	$7,050,515		$2,994,945	$34,363,906

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

6

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P 500 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	1,402	09/20/19	$206,388	$3,090,526

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$176,338,648,537	$—	$—	$176,338,648,537
Money Market Funds	1,777,803,985	—	—	1,777,803,985

	$178,116,452,522	$—	$—	$178,116,452,522

Derivative financial instruments(a)
Assets
Futures Contracts	$3,090,526	$—	$—	$3,090,526

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

7